Financial instruments - Schedule of Material Differences Between the Fair Value and Carrying Amount (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Bonds issued	$ 990,744	$ 862,544
Fair Value	969,077	944,102
Senior Secured First Lien Term Loan Facility
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Bonds issued	990,744
Fair Value	$ 969,077
Senior Bonds
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Bonds issued		549,411
Fair Value		559,867
Aztiq Convertible Bonds
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Bonds issued		80,663
Fair Value		84,756
2022 Convertible Bonds
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Bonds issued		155,914
Fair Value		217,419
Alvogen Facility
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Bonds issued		76,556
Fair Value		$ 82,060